SUBSEQUENT EVENTS (Details) Rp in Billions	Mar. 31, 2018 IDR (Rp) shares	Feb. 27, 2018	Feb. 26, 2018 IDR (Rp)	Feb. 13, 2018 IDR (Rp)	Feb. 09, 2018 USD ($)	Jan. 30, 2018 USD ($)	Jan. 10, 2018 IDR (Rp)	Jan. 04, 2018 IDR (Rp)
Major business combination | Cellum | MetraNet
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired						30.40%
Major business combination | Cellum Tranche One | MetraNet
Disclosure of non-adjusting events after reporting period [line items]
Equity issued in an acquisition | $						$ 4,000,000
Major business combination | Cellum Tranche Two | MetraNet
Disclosure of non-adjusting events after reporting period [line items]
Equity issued in an acquisition | $						$ 2,000,000
Major business combination | Swadharma
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired	51.00%
Cash transferred	Rp 397
Major business combination | Swadharma Sarana Informatika Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Shares acquired | shares	14,600
Major business combination | Swadharma Sarana Informatika Tranche Two
Disclosure of non-adjusting events after reporting period [line items]
Shares acquired | shares	11,837
New Borrowing | BNI - January 4, 2018
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount								Rp 68
New Borrowing | Bank Mandiri - February 13, 2018
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount				Rp 150
New Borrowing | The Bank Of Tokyo - Mitsubishi UFJ Ltd - February 9, 2018
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount | $					$ 10,000,000
New Borrowing | Deutsche Bank - January 10, 2018
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount							Rp 750
New Borrowing | BNI - February 26, 2018
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount			Rp 825
New Approval For Foreign Ownership | TSGN | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Foreign ownership allowed		70.00%